Financial Instruments and Financial Risk Management - Collateral Not Offset Against Risk Management Assets and Liabilities (Details) - CAD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Collateral posted with counterparties	$ 2	$ 9
Cash collateral held representing an obligation	$ 4	$ 2